Acquisitions and Dispositions (Tables)	Nov. 18, 2019
Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the SCANA Combination had taken place on January 1, 2018. The unaudited pro forma financial information has been presented for illustrative purposes only and may change as Dominion Energy finalizes its valuation of certain assets acquired and liabilities assumed at the acquisition date. The unaudited pro forma financial information is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019 (1)	2018 (1)	2019 (1)	2018 (1)

(millions, except EPS)

Operating Revenue	$4,269	$4,356	$13,104	$12,902

Net income attributable to Dominion Energy	1,029	923	1,991	2,054

Earnings Per Common Share – Basic	$1.28	$1.23	$2.47	$2.74

Earnings Per Common Share – Diluted	$1.26	$1.23	$2.44	$2.74

(1)	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.

SCANA
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed
The table below shows the preliminary allocation of the purchase price to the assets acquired and liabilities assumed at closing, including adjustments related to income taxes identified during 2019 as discussed in Note 5. The allocation is subject to change during the measurement period as additional information is obtained about the facts and circumstances that existed at closing. Any material adjustments to provisional amounts identified during the measurement period will be recognized and disclosed in the reporting period in which the adjustment amounts are determined. Certain tax-related
amounts in the allocation of the purchase price below are preliminary and may change as Dominion Energy completes its analysis and review of applicable tax matters.

Amount
(millions)

Total current assets (1)	$1,782

Investments	224

Property, plant and equipment (2)	11,006

Goodwill	2,576

Regulatory assets (3)	3,940

Other deferred charges and other assets, including intangible assets	430

Total Assets	19,958

Total current liabilities	1,515

Long-term debt	6,707

Deferred income taxes	1,114

Regulatory liabilities	2,668

Other deferred credits and other liabilities (4)	1,115

Total Liabilities	13,119

Total purchase price (5)	$6,839

(1)	Includes $389 million of cash, restricted cash and equivalents, of which $115 million is considered restricted.

(2)
Includes $105 million of certain property, plant and equipment associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. As a result, Dominion Energy’s Consolidated Statement of Income for the nine months ended September 30, 2019 includes a charge of $105 million ($79 million after-tax),
included in impairment of assets and other charges.

(3)
Includes $264 million of certain income
tax-related
regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.

(4)	Includes a $379 million pension and other postretirement benefit liability.

(5)	Includes stock-based compensation awards with a fair value of $21 million.

East Ohio [Member]
Schedule of Disposal Groups, Including Discontinued Operations
The following table represents selected information regarding the results of operations of East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

(millions)

Operating revenue	$155	$148	$538	$527

Depreciation and amortization	23	19	66	55

Other operating expenses	90	88	364	322

Other income	20	18	55	54

Interest and related charges	11	10	30	27

Income tax expense	8	13	25	39

Net income from discontinued operations	$43	$36	$108	$138

The carrying amounts of major classes of assets and liabilities relating to East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At September 30, 2019	At December 31, 2018

(millions)

Current assets of discontinued operations (1)	$268	$423

Investments	2	2

Property, plant and equipment, net	3,866	3,669

Regulatory assets	675	711

Other deferred charges and other assets, including goodwill and intangible assets	1,440	1,275

Noncurrent assets of discontinued operations	5,983	5,657

Current liabilities of discontinued operations	1,055	1,262

Long-term debt	1,554	1,300

Deferred income taxes and investment tax credits	741	716

Regulatory liabilities	769	747

Other deferred credits and liabilities	110	108

Noncurrent liabilities of discontinued operations	3,174	2,871
(1)	Includes cash and cash equivalents of $5 million and $9 million as of September 30, 2019 and December 31, 2018, respectively.

Schedule Of Significant Non Cash And Capital Expenditure
Capital expenditures and significant noncash items relating to East Ohio included the following:

	Nine Months Ended September 30,
	2019	2018

(millions)

Capital expenditures	$267	$246

Significant noncash items

Charge related to a voluntary retirement program	20	—
Accrued capital expenditures	10	6

DGP [Member]
Schedule of Disposal Groups, Including Discontinued Operations
The following table represents selected information regarding the results of operations of DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

(millions)

Operating revenue	$31	$42	$110	$144

Depreciation and amortization	1	4	4	11

Other operating expenses	27	42	83	137

Income tax expense (benefit)	1	(1)	6	(1)

Net income (loss) from discontinued operations	$2	$(3)	$17	$(3)

The carrying amounts of major classes of assets and liabilities relating to DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At September 30, 2019	At December 31, 2018

(millions)

Current assets of discontinued operations (1)	$24	$21

Noncurrent assets of discontinued operations (2)	195	192

Current liabilities of discontinued operations	7	11

Noncurrent liabilities of discontinued operations	20	25
(1) Includes cash and cash equivalents of $5 million and less than $1 million dollars as of September 30, 2019 and December 31, 2018, respectively.
(2) Primarily property, plant and equipment, net.

Schedule Of Significant Non Cash And Capital Expenditure	Capital expenditures and significant noncash items of DGP included the following:

	Nine Months Ended September 31,
	2019	2018

(millions)

Capital expenditures	$10	$4